Financial instruments and related risk management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Pre-tax exposure to foreign currency exchange risk

		Carrying value
	Currency	(Cdn)	Gain (loss)

Cash and cash equivalents	USD	$105,463	$5,273
Accounts receivable	USD	358,904	17,945
Long-term receivables, investments and other	USD	124,533	6,227
Accounts payable and accrued liabilities	USD	(45,474)	(2,274)
Net foreign currency derivatives	USD	(52,665)	(48,923)

Interest rate risk on variable rate financial instruments

Gain (loss)

Interest rate contracts	$(4,173)
Advances receivable from JV Inkai	1,179

Counterparty credit risk, as represented by the carrying amount of the financial assets

	2018	2017

Cash and cash equivalents	$711,528	$591,620
Short-term investments	391,025	-
Accounts receivable [note 6]	398,639	393,213
Advances receivable from JV Inkai [note 31]	124,533	58,820
Derivative assets [note 10]	3,881	40,804

Exposure to credit risk for trade receivables

Carrying
value

Investment grade credit rating	$327,682
Non-investment grade credit rating	65,183

Total gross carrying amount	$392,865
Loss allowance	-

Net	$392,865

Aged trade receivables

	Corporate	Other
	customers	customers	Total

Current (not past due)	$389,012	$1,269	390,281
1-30 days past due	273	1,833	2,106
More than 30 days past due	96	382	478

Total	$389,381	$3,484	392,865

Liquidity risk, company's available debt facilities
The table below outlines the Company’s available debt facilities at December 31, 2018:

		Outstanding and
	Total amount	committed	Amount available

Unsecured revolving credit facility	$1,250,000	$-	$1,250,000
Letter of credit facilities	1,716,473	1,572,984	143,489

Maturity analysis of financial liabilities
The tables below present a maturity analysis of Cameco’s financial liabilities, including principal and interest, based on the expected cash flows from the reporting date to the contractual maturity date:

			Due in
	Carrying	Contractual	less than	Due in 1-3	Due in 3-5	Due after 5
	amount	cash flows	1 year	years	years	years

Accounts payable and accrued liabilities	$224,754	$224,754	$224,754	$-	$-	$-
Long-term debt	1,495,671	1,500,000	500,000	-	400,000	600,000
Foreign currency contracts	54,866	54,866	29,013	25,853	-	-
Other derivative liabilities	6,521	6,521	6,521	-	-	-

Total contractual repayments	$1,781,812	$1,786,141	$760,288	$25,853	$400,000	$600,000

			Due in
			less than	Due in 1-3	Due in 3-5	Due after 5
		Total	1 year	years	years	years

Total interest payments on long-term debt		$336,210	$69,390	$82,080	$67,080	$117,660

Carrying amounts and accounting classifications
At December 31, 2018

	FVTPL	Amortized cost	FVOCI - designated	Total

Financial assets
Cash and cash equivalents	$-	$711,528	$-	$711,528
Short-term investments	-	391,025	-	391,025
Accounts receivable [note 6]	-	402,350	-	402,350
Derivative assets [note 10]
Foreign currency contracts	2,201	-	-	2,201
Interest rate contracts	1,680	-	-	1,680
Investments in equity securities [note 10]	-	-	28,916	28,916
Advances receivable from Inkai [note 31]	-	124,533	-	124,533

	$3,881	$1,629,436	$28,916	$1,662,233

Financial liabilities
Accounts payable and accrued liabilities [note 12]	$-	$224,754	$-	$224,754
Current portion of long-term debt [note 13]	-	499,599	-	499,599
Derivative liabilities [note 14]
Foreign currency contracts	54,866	-	-	54,866
Interest rate contracts	823	-	-	823
Uranium contracts	5,698	-	-	5,698
Long-term debt [note 13]	-	996,072	-	996,072

	61,387	1,720,425	-	1,781,812

Net	$(57,506)	$(90,989)	$28,916	$(119,579)

At December 31, 2017

	FVTPL	Loans and receivables	Available for sale	Other financial liabilities	Total

Financial assets
Cash and cash equivalents	$-	$591,620	$-	$-	$591,620
Accounts receivable [note 6]	-	396,824	-	-	396,824
Derivative assets [note 10]
Foreign currency contracts	39,984	-	-	-	39,984
Interest rate contracts	820	-	-	-	820
Investments in equity securities [note 10]	-	-	21,417	-	21,417
Advances receivable from Inkai [note 31]	-	58,820	-	-	58,820

	$40,804	$1,047,264	$21,417	$-	$1,109,485

Financial liabilities
Accounts payable and accrued liabilities [note 12]	$-	$-	$-	$258,405	$258,405
Dividends payable	-	-	-	39,579	39,579
Derivative liabilities [note 14]
Foreign currency contracts	5,624	-	-	-	5,624
Interest rate contracts	970	-	-	-	970
Uranium contracts	16,820	-	-	-	16,820
Long-term debt [note 13]	-	-	-	1,494,471	1,494,471

	23,414	-	-	1,792,455	1,815,869

Net	$17,390	$1,047,264	$21,417	$(1,792,455)	$(706,384)

Fair value measurement, carrying amounts

As at December 31, 2018

		Fair value

	Carrying value	Level 1	Level 2	Total

Derivative assets [note 10]
Foreign currency contracts	$2,201	$-	$2,201	$2,201
Interest rate contracts	1,680	-	1,680	1,680
Investments in equity securities [note 10]	28,916	28,916	-	28,916
Current portion of long-term debt [note 13]	(499,599)	-	(511,210)	(511,210)
Derivative liabilities [note 14]
Foreign currency contracts	(54,866)	-	(54,866)	(54,866)
Interest rate contracts	(823)	-	(823)	(823)
Uranium contracts	(5,698)	-	(5,698)	(5,698)
Long-term debt [note 13]	(996,072)	-	(1,111,782)	(1,111,782)

Net	$(1,524,261)	$28,916	$(1,680,498)	$(1,651,582)

As at December 31, 2017

		Fair value

	Carrying value	Level 1	Level 2	Total

Derivative assets [note 10]
Foreign currency contracts	$39,984	$-	$39,984	$39,984
Interest rate contracts	820	-	820	820
Investments in equity securities [note 10]	21,417	21,417	-	21,417
Derivative liabilities [note 14]
Foreign currency contracts	(5,624)	-	(5,624)	(5,624)
Interest rate contracts	(970)	-	(970)	(970)
Uranium contracts	(16,820)	-	(16,820)	(16,820)
Long-term debt [note 13]	(1,494,471)	-	(1,652,230)	(1,652,230)

Net	$(1,455,664)	$21,417	$(1,634,840)	$(1,613,423)

Fair value of derivative instruments and classification

	2018	2017

Non-hedge derivatives:
Foreign currency contracts	$(52,665)	$34,360
Interest rate contracts	857	(150)
Uranium contracts	(5,698)	(16,820)

Net	$(57,506)	$17,390

Classification:
Current portion of long-term receivables, investments and other [note 10]	$1,028	$25,948
Long-term receivables, investments and other [note 10]	2,853	14,856
Current portion of other liabilities [note 14]	(35,534)	(11,249)
Other liabilities [note 14]	(25,853)	(12,165)

Net	$(57,506)	$17,390

Summary of components of non-hedge derivative gains losses

The following table summarizes the different components of the gains (losses) on derivatives included in net earnings:

	2018	2017

Non-hedge derivatives:
Foreign currency contracts	$(85,967)	$58,983
Interest rate contracts	2,032	(4,014)
Uranium contracts	2,854	1,281

Net	$(81,081)	$56,250